Investment securities and fair value disclosure - Fair value hierarchy (Details) - Recurring basis - CNY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Assets
Short-term investments	¥ 3,262	¥ 6,086
Restricted cash and escrow receivables	8,518	3,417
Listed equity securities	61,202	28,723
Equity securities accounted for under the fair value option		565
Convertible bond accounted for under the fair value option	2,742	1,256
Interest rate swaps	331	542
Others	3,207
Assets	79,262	40,589
Liabilities
Contingent consideration in relation to investments and acquisitions	5,122	120
Liabilities	5,122	120
Level 1
Assets
Short-term investments	3,262	6,086
Restricted cash and escrow receivables	8,518	3,417
Listed equity securities	61,202	28,723
Convertible bond accounted for under the fair value option	244
Others	604
Assets	73,830	38,226
Level 2
Assets
Interest rate swaps	331	542
Others	1,444
Assets	1,775	542
Level 3
Assets
Equity securities accounted for under the fair value option		565
Convertible bond accounted for under the fair value option	2,498	1,256
Others	1,159
Assets	3,657	1,821
Liabilities
Contingent consideration in relation to investments and acquisitions	5,122	120
Liabilities	¥ 5,122	¥ 120